CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Redeemable Noncontrolling Interest
Beginning balance at Dec. 31, 2017	$ 4,232	$ 25	$ (10)	$ 4,412	$ 1,763	$ (1,966)	$ 8
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2017								$ 25
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	200				196		4
Net income, redeemable non controlling interests								2
Other Comprehensive income (loss), net of tax	(253)					(254)	1
Dividends paid	0							(1)
Acquisition of treasury stock	(90)		(90)
Common shares issued from treasury stock and capital increase for share-based compensation	2		10	(8)
Share-based compensation expense	4			4
Other changes	(1)			(1)
Ending balance at Mar. 31, 2018	4,094	25	(90)	4,407	1,959	(2,220)	13
Ending balance, redeemable noncontrolling interests at Mar. 31, 2018								26
Beginning balance at Dec. 31, 2017	4,232	25	(10)	4,412	1,763	(1,966)	8
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2017								25
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive income (loss), net of tax	51
Ending balance at Sep. 30, 2018	4,747	25	(129)	4,395	2,342	(1,908)	22
Ending balance, redeemable noncontrolling interests at Sep. 30, 2018								29
Beginning balance at Mar. 31, 2018	4,094	25	(90)	4,407	1,959	(2,220)	13
Beginning balance, redeemable noncontrolling interests at Mar. 31, 2018								26
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	405				396		9
Net income, redeemable non controlling interests								3
Other Comprehensive income (loss), net of tax	351					352	(1)
Dividends paid	(235)				(235)			(2)
Acquisition of treasury stock	(44)		(44)
Common shares issued from treasury stock and capital increase for share-based compensation	(1)		24	(25)
Share-based compensation expense	12			12
Other changes	(3)			(2)			(1)
Ending balance at Jun. 30, 2018	4,579	25	(110)	4,392	2,120	(1,868)	20
Ending balance, redeemable noncontrolling interests at Jun. 30, 2018								27
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	227				222		5
Net income, redeemable non controlling interests								4
Other Comprehensive income (loss), net of tax	(47)					(40)	(7)
Dividends paid	0							(2)
Acquisition of treasury stock	(22)		(22)
Common shares issued from treasury stock and capital increase for share-based compensation	1		3	(2)
Share-based compensation expense	9			9
Other changes	0			(4)			4
Ending balance at Sep. 30, 2018	4,747	25	(129)	4,395	2,342	(1,908)	22
Ending balance, redeemable noncontrolling interests at Sep. 30, 2018								29
Beginning balance at Dec. 31, 2018	5,068	25	(128)	4,409	2,596	(1,859)	25
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2018	30							30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	263				257		6
Net income, redeemable non controlling interests								1
Other Comprehensive income (loss), net of tax	49					47	2
Reclassification of certain tax effects	0				65	(65)
Dividends paid	0							(1)
Acquisition of treasury stock	0
Common shares issued from treasury stock and capital increase for share-based compensation	0		6	(6)
Share-based compensation expense	9			9
Other changes	2			3			(1)
Ending balance at Mar. 31, 2019	5,391	25	(122)	4,415	2,918	(1,877)	32
Ending balance, redeemable noncontrolling interests at Mar. 31, 2019								30
Beginning balance at Dec. 31, 2018	5,068	25	(128)	4,409	2,596	(1,859)	25
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2018	30							30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive income (loss), net of tax	30
Reclassification of certain tax effects						65
Ending balance at Sep. 30, 2019	6,126	25	(142)	4,402	3,694	(1,892)	39
Ending balance, redeemable noncontrolling interests at Sep. 30, 2019	34							34
Beginning balance at Mar. 31, 2019	5,391	25	(122)	4,415	2,918	(1,877)	32
Beginning balance, redeemable noncontrolling interests at Mar. 31, 2019								30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	422				414		8
Net income, redeemable non controlling interests								5
Other Comprehensive income (loss), net of tax	(5)					(3)	(2)
Dividends paid	(275)				(275)			(2)
Acquisition of treasury stock	(45)		(45)
Common shares issued from treasury stock and capital increase for share-based compensation	(2)		19	(21)
Share-based compensation expense	12			12
Other changes	(9)			(9)
Ending balance at Jun. 30, 2019	5,489	25	(148)	4,397	3,057	(1,880)	38
Ending balance, redeemable noncontrolling interests at Jun. 30, 2019								33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	640				637		3
Net income, redeemable non controlling interests								3
Other Comprehensive income (loss), net of tax	(14)					(12)	(2)
Dividends paid	0							(2)
Acquisition of treasury stock	0
Common shares issued from treasury stock and capital increase for share-based compensation	(1)		6	(7)
Share-based compensation expense	9			9
Other changes	3			3
Ending balance at Sep. 30, 2019	6,126	$ 25	$ (142)	$ 4,402	$ 3,694	$ (1,892)	$ 39
Ending balance, redeemable noncontrolling interests at Sep. 30, 2019	$ 34							$ 34